Document and Entity Information	Jan. 01, 2026
Cover [Abstract]
Entity Registrant Name	Allison Transmission Holdings Inc
Amendment Flag	true
Entity Central Index Key	0001411207
Document Type	8-K/A
Document Period End Date	Jan. 01, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-35456
Entity Tax Identification Number	26-0414014
Entity Address, Address Line One	One Allison Way
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46222
City Area Code	(317)
Local Phone Number	242-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	ALSN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On January 2, 2026, Allison Transmission Holdings, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) to report the January 1, 2026 acquisition (the “Dana Business Acquisition”) of the off-highway business (the “Dana Business”) of Dana Incorporated (“Dana”) pursuant to the Stock Purchase Agreement, dated June 11, 2025, between the Company and Dana, for a purchase price of $2.732 billion, financed through a combination of cash on hand and debt financing, as described in the Original 8-K. This amendment to the Original 8-K (this “Amendment No. 1”) is being filed to supplement the Original 8-K for the purpose of satisfying the Company’s obligation to file the financial statements and pro forma financial information relating to the Dana Business Acquisition pursuant to Item 9.01 of Form 8-K, and this amendment should be read in conjunction with the Original 8-K. Except as set forth herein, no modifications have been made to information contained in the Original 8-K, and the Company has not updated any information contained therein to reflect events that have occurred since the date of the Original 8-K. The pro forma financial information included as Exhibit 99.3 to this Amendment No. 1 has been presented for illustrative purposes only, as required by Form 8-K, and is not intended to, and does not purport to, represent what the combined company’s actual results or financial condition would have been if the Dana Business Acquisition had occurred on the relevant date, and is not intended to project the future results or financial condition that the combined company may achieve following the Dana Business Acquisition.